OTHER INCOME, BY FUNCTION	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Income Text Block Abstract
OTHER INCOME, BY FUNCTION

NOTE 27 - OTHER INCOME, BY FUNCTION

Other income, by function is as follows:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$

Tours	24,068	11,209	22,499
Aircraft leasing	18,164	6,852	46,045
Customs and warehousing	30,323	27,089	25,138
Maintenance	7,995	15,602	18,579
Income from non-airlines products latam pass	23,954	40,481	42,913
Other miscellaneous income (*)	49,782	126,098	255,828
Total	154,286	227,331	411,002

(*)	Included within this amount are ThUS$30,408 in December 2022, ThUS$118,188 in December 2021 and ThUS$ 132,467 in 2020 and related to the compensation of Delta Air Lines Inc. for the JBA signed in 2019.